Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Leases	The following table summarizes quantitative information about the Company’s operating leases for the three and six months ended June 30, 2023 and 2022 (dollars in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating cash flows from operating leases	$212	$158	$327	$313
Right-of-use assets exchanged for operating lease liabilities	$483	$15	$483	$624
Weighted average remaining lease term – operating leases (in years)	1.5	0.7	1.5	0.7
Weighted average discount rate – operating leases	8.5%	6.7%	8.5%	6.7%

Schedule of Lease Cost Included in General and Administrative Expense in the Condensed Consolidated Statement of Operations	The following table provides the components of the Company’s lease cost included in general and administrative expense in the condensed consolidated statement of operations (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Operating leases
Operating lease cost	$198	$132	$392	$264
Variable lease cost	133	49	192	93
Total rent expense	$331	$181	$584	$357

Schedule of Minimum Payments Under the Non-Cancelable Operating Leases	As of June 30, 2023, future minimum payments under the non-cancelable operating leases under ASC 842 were as follows (in thousands):
Six months ending December 31, 2023	$417
Year ending December 31, 2024	894
Total	1,311
Less: imputed interest	(86)
Operating lease liabilities	$1,225